Bonds Payable (Details) - Schedule of repayments and interests $ in Thousands, ¥ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
June 30, 2023 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Issuance Date	Feb. 01, 2019	Feb. 01, 2019	Feb. 01, 2019	Feb. 01, 2019
Subscribed Amount (in Dollars and Yuan Renminbi)	$ 29,259	¥ 200	$ 29,259	¥ 200
Maturity Date	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Repayment Amount (in Dollars and Yuan Renminbi)	$ 29,259	¥ 200	$ 29,259	¥ 200
April 28, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Issuance Date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Subscribed Amount (in Dollars and Yuan Renminbi)	$ 29,259	¥ 200	$ 29,259	¥ 200
Maturity Date	Apr. 28, 2024	Apr. 28, 2024	Apr. 28, 2024	Apr. 28, 2024
Repayment Amount (in Dollars and Yuan Renminbi)	$ 14,629	¥ 100	$ 14,629	¥ 100
July 11, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Jul. 11, 2024	Jul. 11, 2024	Jul. 11, 2024	Jul. 11, 2024
Repayment Amount (in Dollars and Yuan Renminbi)	$ 7,315	¥ 50	$ 7,315	¥ 50
October 1, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Oct. 01, 2024	Oct. 01, 2024	Oct. 01, 2024	Oct. 01, 2024
Repayment Amount (in Dollars and Yuan Renminbi)	$ 7,315	¥ 50	$ 7,315	¥ 50
April 13, 2026 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Issuance Date	Jan. 01, 2020	Jan. 01, 2020	Jan. 01, 2020	Jan. 01, 2020
Subscribed Amount (in Dollars and Yuan Renminbi)	$ 14,629	¥ 100	$ 14,629	¥ 100
Maturity Date	Apr. 13, 2026	Apr. 13, 2026	Apr. 13, 2026	Apr. 13, 2026
Repayment Amount (in Dollars and Yuan Renminbi)	$ 14,629	¥ 100	$ 14,629	¥ 100
Minimum [Member] | June 30, 2023 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	3.00%	3.00%	3.00%	3.00%
Minimum [Member] | April 28, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | July 11, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | October 1, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | April 13, 2026 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	3.00%	3.00%	3.00%	3.00%
Maximum [Member] | June 30, 2023 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	4.00%	4.00%	4.00%	4.00%
Maximum [Member] | April 28, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	4.00%	4.00%	4.00%	4.00%
Maximum [Member] | July 11, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	4.00%	4.00%	4.00%	4.00%
Maximum [Member] | October 1, 2024 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	4.00%	4.00%	4.00%	4.00%
Maximum [Member] | April 13, 2026 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Annual Interest Rate	4.00%	4.00%	4.00%	4.00%